Risk Management - Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Held-to-maturity securities	[1]	¥ 1,574,204	¥ 1,533,753
Available-for-sale securities		1,738,108	1,429,287
Securities at fair value through profit or loss		223,790	206,771
Term deposits		485,567	529,488
Cash and cash equivalents		127,594	60,459	¥ 56,704	¥ 53,396
Total		4,862,767	4,516,551
Financial liabilities
Interest-bearing loans and other borrowings		12,774	19,222
Equity securities [member]
Financial assets
Available-for-sale securities		858,665	635,743
Debt securities [member]
Financial assets
Held-to-maturity securities		1,574,204	1,533,753
Available-for-sale securities		879,443	793,544
Currency risk [member]
Financial assets
Term deposits		2,176	7,785
Cash and cash equivalents		3,262	2,466
Total		90,256	111,773
Financial liabilities
Interest-bearing loans and other borrowings		12,255	18,686
Total		12,255	18,686
Currency risk [member] | Equity securities [member]
Financial assets
Available-for-sale securities		68,733	86,683
Securities at fair value through profit or loss		7,595	8,424
Currency risk [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		206	131
Loans		1,278	1,292
Available-for-sale securities		6,692	4,696
Securities at fair value through profit or loss		314	296
Currency risk [member] | US dollar [member]
Financial assets
Term deposits		2,176	7,785
Cash and cash equivalents		2,849	1,920
Total		28,318	31,795
Financial liabilities
Interest-bearing loans and other borrowings		6,756	11,668
Total		6,756	11,668
Currency risk [member] | US dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		10,320	10,989
Securities at fair value through profit or loss		4,501	4,776
Currency risk [member] | US dollar [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		206	131
Loans		1,278	1,292
Available-for-sale securities		6,692	4,696
Securities at fair value through profit or loss		296	206
Currency risk [member] | HK dollar [member]
Financial assets
Cash and cash equivalents		62	198
Total		59,089	76,789
Currency risk [member] | HK dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		58,413	75,694
Securities at fair value through profit or loss		614	897
Currency risk [member] | GB pound [member]
Financial assets
Cash and cash equivalents		208	289
Total		610	698
Financial liabilities
Interest-bearing loans and other borrowings		2,307	2,366
Total		2,307	2,366
Currency risk [member] | GB pound [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		394	391
Currency risk [member] | GB pound [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		8	18
Currency risk [member] | EUR [member]
Financial assets
Cash and cash equivalents		136	56
Total		1,355	1,500
Financial liabilities
Interest-bearing loans and other borrowings		3,192	4,652
Total		3,192	4,652
Currency risk [member] | EUR [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		1,212	1,433
Currency risk [member] | EUR [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		7	11
Currency risk [member] | Others [member]
Financial assets
Cash and cash equivalents		7	3
Total		884	991
Currency risk [member] | Others [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		874	927
Currency risk [member] | Others [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		¥ 3	¥ 61

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.